PROVISIONS - Schedule of Provisions (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PROVISIONS
Cargo claim provisions	$ 0.0	$ 0.0	$ 6.5
Warranty provisions	0.6	0.6	0.3
Balance as of December 31	$ 0.6	$ 0.6	$ 6.8